LOANS AND ALLOWANCE FOR LOAN LOSSES - Summary of Payment Status of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 9,343	$ 11,700
Current	1,350,201	1,232,225
Total Loans	1,359,544	1,243,925	$ 1,067,377
Recorded Investment Greater than 90 Days and Accruing	0	0
30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	6,304	7,346
60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	845	1,220
90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	2,194	3,134
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	1,383	1,071
Current	196,125	222,641
Total Loans	197,508	223,712	181,716
Recorded Investment Greater than 90 Days and Accruing	0	0
Commercial and industrial | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	1,273	941
Commercial and industrial | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	93	105
Commercial and industrial | 90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	17	25
Construction and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	117	1,898
Current	196,657	127,733
Total Loans	196,774	129,631	122,904
Recorded Investment Greater than 90 Days and Accruing	0	0
Construction and development | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	117	73
Construction and development | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	0
Construction and development | 90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	1,825
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	1,524	1,795
Current	416,613	366,282
Total Loans	418,137	368,077	301,910
Recorded Investment Greater than 90 Days and Accruing	0	0
Commercial real estate | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	192	1,629
Commercial real estate | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	265	32
Commercial real estate | 90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	1,067	134
Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	145	133
Current	58,878	62,233
Total Loans	59,023	62,366	47,668
Recorded Investment Greater than 90 Days and Accruing	0	0
Farmland | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	139	100
Farmland | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	26
Farmland | 90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	6	7
1-4 family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	5,214	5,568
Current	369,157	356,097
Total Loans	374,371	361,665	312,306
Recorded Investment Greater than 90 Days and Accruing	0	0
1-4 family residential | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	3,998	3,724
1-4 family residential | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	416	803
1-4 family residential | 90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	800	1,041
Multi-family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	217	256
Current	36,357	25,823
Total Loans	36,574	26,079	30,395
Recorded Investment Greater than 90 Days and Accruing	0	0
Multi-family residential | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	207
Multi-family residential | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	49
Multi-family residential | 90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	217	0
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	537	905
Current	50,730	52,272
Total Loans	51,267	53,177	50,641
Recorded Investment Greater than 90 Days and Accruing	0	0
Consumer | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	381	613
Consumer | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	69	205
Consumer | 90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	87	87
Agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	206	74
Current	25,390	18,827
Total Loans	25,596	18,901	19,524
Recorded Investment Greater than 90 Days and Accruing	0	0
Agricultural | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	204	59
Agricultural | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	2	0
Agricultural | 90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	15
Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	0
Current	294	317
Total Loans	294	317	$ 313
Recorded Investment Greater than 90 Days and Accruing	0	0
Overdrafts | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	0
Overdrafts | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	0
Overdrafts | 90 Days and Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 0	$ 0